Bank Debt, textual 2 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Interest Costs Incurred	$ 20,397	$ 12,286	$ 8,599
Interest Costs, Capitalized During Period	$ 821	$ 636	$ 264
All loans and credit facilities
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	3.29%	2.184%	1.689%
Debt Instrument, Priority	• First priority mortgages over the vessels owned by the respective borrowers; • For the Safe Bulkers credit facility, first priority mortgages over the vessels Andreas K, Maria, Xenia, Vassos, Pedhoulas Leader, Pedhoulas Commander, Martine, Eleni, Kypros Bravery, Kypros Loyalty and Troodos Air; • First priority assignment of all insurances and earnings of the mortgaged vessels; and • Corporate guarantee from Safe Bulkers (except for the Safe Bulkers credit facility where Safe Bulkers is the borrower).
Consolidated Leverage Covenant 2017	90.00%
Minimum Percentage Of Ownership	35.00%
Debt Instrument, Covenant Description	• its total consolidated liabilities divided by its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), (the “Consolidated Leverage Covenant”) must not exceed 90%, until December 31, 2017 and 85% applicable as of January 1, 2018 onwards for credit facilities outstanding with commercial financing institutions and 80% for credit facilities outstanding with government owned export credit institutions; • its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities (the “Net Worth Covenant”) must not be less than $150,000, applicable as of January 1, 2017 onwards for credit facilities outstanding with government owned export credit institutions. For credit facilities outstanding with commercial financing institutions the Net Worth Covenant is waived until December 31, 2017 subject to a minimum fleet size of 30 vessels and must not be less than $150,000, applicable as of January 1, 2018 onwards; • the ratio of its EBITDA over consolidated interest expense (the “EBITDA Covenant”) must not be less than 2.0:1, on a trailing 12 months’ basis, applicable as of January 1, 2018 onwards, for credit facilities, outstanding with commercial financing institutions; • the ratio of its aggregate debt to EBITDA must not exceed 5.5:1 on a trailing 12 months’ basis, applicable as of January 1, 2018 onwards for credit facilities outstanding with government owned export credit institutions; • its consolidated debt must not exceed $650,000 on December 31, 2016, $610,000 on June 30, 2017 and $605,000 on December 31, 2017 for credit facilities outstanding with government owned export credit institutions; • payment of dividends is subject to no event of default having occurred and be continuing or would occur as a result of the payment of such dividends; and • a minimum of 35%, of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.
Debt Instrument, Covenant Compliance	As of December 31, 2016, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.
Government owned export credit institutions
Debt Instrument [Line Items]
Minimum Value Covenant 2018 onwards	120.00%
Consolidated Leverage Covenant 2018 onwards	80.00%
Net Worth Covenant 2017	$ 150,000
Debt To Ebitda Covenant 2018	5.5:1 on a trailing 12 months’ basis
Consolidated Debt Convenant	$ 650,000
Consolidated Debt Covenant June 2017	610,000
Consolidated Debt Covenant Dec 2017	$ 605,000
Commercial financing institutions
Debt Instrument [Line Items]
Consolidated Leverage Covenant 2018 onwards	85.00%
Net Worth Covenant 2018	$ 150,000
Number Of Vessels Required To Waive Covenant | item	30
Ebitda To Interest Covenant 2018	2.0:1 applicable on a trailing 12 month basis
Minimum | All loans and credit facilities
Debt Instrument [Line Items]
Minimum Value Covenant 2017	100.00%
Mininum cash balance of loan with restrictive liquidity covenant	$ 250
Minimum | Commercial financing institutions
Debt Instrument [Line Items]
Minimum Value Covenant 2018 onwards	100.00%
Maximum | All loans and credit facilities
Debt Instrument [Line Items]
Minimum Value Covenant 2017	110.00%
Mininum cash balance of loan with restrictive liquidity covenant	$ 1,000
Maximum | Commercial financing institutions
Debt Instrument [Line Items]
Minimum Value Covenant 2018 onwards	120.00%